Convertible Debt and Treasury Stock (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2017	Nov. 30, 2013	Dec. 31, 2018	Dec. 31, 2017
Convertible debt
Current Liabilities				$ 153,092
Less: Issuance costs			$ (15,877)	(20,017)
Total			884,123	879,983
2018 Notes
Convertible debt
Current Liabilities				$ 153,092
Convertible debt		$ 800,000
Coupon rate of the convertible notes (as a percent)		1.00%		1.00%
2022 Notes
Convertible debt
Convertible debt	$ 900,000		$ 900,000	$ 900,000
Coupon rate of the convertible notes (as a percent)	1.25%		1.25%	1.25%